Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 252,906	$ 293,484
Short-term deposits	55,300	28,300
Accounts receivable, net	103,693	132,558
Inventories	152,685	168,504
Prepaid expenses	7,568	6,567
Other current assets	19,209	29,659
Total current assets	591,361	659,072
Non-current assets
Property, plant and equipment, net	198,521	189,706
Goodwill		385,658
Other intangible assets, net	65,083	87,328
Operating lease right-of-use assets	18,905	20,936
Other non-current assets	35,238	38,819
Total non-current assets	317,747	722,447
Total assets	909,108	1,381,519
Current liabilities
Accounts payable	23,478	35,818
Accrued expenses and other current liabilities	26,462	28,528
Accrued compensation and related benefits	28,536	34,013
Deferred revenues	47,288	52,268
Operating lease liabilities - short term	8,675	9,292
Total current liabilities	134,439	159,919
Non-current liabilities
Deferred revenues - long-term	13,436	16,039
Operating lease liabilities - long term	10,600	12,445
Other non-current liabilities	33,291	35,343
Total non-current liabilities	57,327	63,827
Total liabilities	191,766	223,746
Contingencies (see note 11)
Redeemable non-controlling interests	568	622
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 55,112 thousands shares and 54,441 thousands shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	150	148
Additional paid-in capital	2,722,839	2,706,894
Accumulated other comprehensive loss	(9,289)	(7,716)
Accumulated deficit	(1,996,926)	(1,542,175)
Total equity	716,774	1,157,151
Total liabilities and equity	$ 909,108	$ 1,381,519